Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended				142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
Current:
Federal			$ 0	$ 0
State			0	0
Deferred:
Federal			1,267,000	56,000
State			(653,000)	(18,000)
Net operating loss carryforward			4,635,000	1,310,000
Valuation Allowance			(5,267,000)	(1,366,000)
Income tax benefit	$ 4,890	$ 4,609	$ 18,000	$ 18,000	$ 0	$ 0	$ 43,732